                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-09721
                                   ---------


                               Fixed Income SHares
                               -------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3369
                                                    ------------


Date of fiscal year end: October 31
                         ----------


Date of reporting period: April 30
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (Section) 3507.

                                                 SEMI-ANNUAL REPORT
                                                            4.30.03


Item 1.  Report to Shareholders


FIXED INCOME SHARES

CONTENTS

Letter to Shareholders .................................................1

Schedule of Investments ................................................2-16

Statements of Assets and Liabilities ...................................17

Statements of Operations ...............................................18

Statements of Changes in Net Assets ....................................19-20

Financial Highlights ...................................................21


Notes to Financial Statements ..........................................22-27

Privacy Policy .........................................................28


                                                           [PIMCO ADVISORS LOGO]

FIXED INCOME SHARES LETTER TO SHAREHOLDERS

                                                                   June 12, 2003



Dear Shareholder:

We are pleased to provide you with the semi-annual report of Fixed Income SHares for the six months ended April 30, 2003. The two series of the Trust, Series C and Series M are used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for Managed Accounts.

We thank you for investing with us and remain dedicated to serving your investment needs.

Sincerely,


/s/ Stephen Treadway                    /s/ Brian S. Shlissel
Stephen Treadway                        Brian S. Shlissel
Chairman                                President, Chief Executive Officer






                       04.30.03 | PIMCO Fixed Income SHares Semi-Annual Report 1

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)

 Principal
    Amount
     (000)                                                              Value
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 68.4%
             AIRLINES -- 2.1%
             American Airlines, Inc., pass thru certificates,
  $  857       6.978%, 4/1/11, Ser. 01-2 (a)                       $    777,245
                                                                   ------------
     425       10.18%, 1/2/13, Ser. 91-A2 (b)                            42,617
                                                                   ------------
             Continental Airlines, Inc., pass thru certificates,
     500       6.32%, 11/1/08, Ser. 98-3 (a)                            427,027
                                                                   ------------
     900       7.918%, 5/1/10, Ser. 00-1 (a)                            792,149
                                                                   ------------
      22       11.50%, 4/2/08, Ser. 96-2D (a)                             9,004
                                                                   ------------
             Delta Airlines, Inc., pass thru certificates,
   1,300       7.111%, 9/18/11, Ser. 01-1 (a)                         1,249,689
                                                                   ------------
   1,450       7.57%, 11/18/10, Ser. 00-1 (a)                         1,407,898
                                                                   ------------
     200       10.50%, 4/30/16, Ser. 93-A2 (a)                          105,105
                                                                   ------------
             United Airlines, Inc., pass thru certificates,
   1,571       7.186%, 4/1/11, Ser. 00-2 (a)                          1,158,504
                                                                   ------------
     400       7.73%, 7/1/10, Ser. 00-1 (a)                             277,158
                                                                   ------------
     100       10.125%, 3/22/15, Ser. 91-B2 (b)                          20,141
                                                                   ------------
                                                                      6,266,537
                                                                   ------------
             AUTOMOTIVE -- 1.0%
             Federal-Mogul Corp.,
     100       7.375%, 1/15/06 (b) (c) (d)                               14,981
                                                                   ------------
             Ford Motor Co.,
   3,380       7.45%, 7/16/31 (a)                                     3,016,508
                                                                   ------------
                                                                      3,031,489
                                                                   ------------
             BANKING -- 1.2%
             Banque Centrale de Tunisie,
     100       7.375%, 4/25/12 (a)                                      112,000
                                                                   ------------
             HSBC Capital Funding LP,
   1,000       10.176%, 06/30/30, VRN, (a) (e)                        1,510,235
                                                                   ------------
             KBC Bank Funding Trust III,
     500       9.86%, 11/2/09, VRN, (a) (e)                             627,673
                                                                   ------------
             Royal Bank of Scotland Group plc,
   1,000       9.118%, 3/31/49, Ser. 1 (a)                            1,264,682
                                                                   ------------
                                                                      3,514,590
                                                                   ------------
             CHEMICALS -- 1.2%
             Dow Chemical Co.,
   1,000       6.00%, 10/1/12 (a)                                     1,063,833
                                                                   ------------
             Lyondell Chemical Co.,
   1,300       9.625%, 5/1/07 Ser. A (a)                              1,345,500
                                                                   ------------
     500       11.125%, 7/15/12 (a)                                     542,500
                                                                   ------------
             Millennium America, Inc.,
     700       9.25%, 6/15/08 (a)                                       773,500
                                                                   ------------
                                                                      3,725,333
                                                                   ------------
             CONGLOMERATES -- 1.7%
             General Electric Co.,
   5,000       5.00%, 2/1/13 (a)                                      5,177,845
                                                                   ------------


2 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)


 Principal
    Amount
     (000)                                                    Value
--------------------------------------------------------------------
             CORPORATE BONDS & NOTES (CONTINUED)
             DIVERSIFIED MANUFACTURING -- 1.2%
             Hutchison Whampou International Ltd.,
  $  475       6.50%, 2/13/13 (a) (e)                    $   482,487
                                                         -----------
             Tyco International Group SA,
   3,100       6.375%, 10/15/11 (a)                        3,069,000
                                                         -----------
                                                           3,551,487
                                                         -----------
             ENERGY -- 0.8%
             MidAmerican Energy Holdings Co.,
   1,600       5.875%, 10/1/12 (a)                         1,675,230
                                                         -----------
             South Point Energy Center, LLC,
     756       8.40%, 5/30/12 (a) (e)                        677,305
                                                         -----------
                                                           2,352,535
                                                         -----------
             FINANCIAL SERVICES -- 4.2%
             Citigroup, Inc.,
   3,000       5.625%-6.00%, 2/21/12-8/27/12 (a)             3,309,567
                                                         -----------
             FINOVA Group, Inc.,
      45       7.50%, 11/15/09 (a)                            18,225
                                                         -----------
             Goldman Sachs Group, Inc.,
   2,600       4.125%-6.125%, 1/15/08-2/15/33 (a)          2,693,521
                                                         -----------
             J.P. Morgan Chase & Co.,
   3,400       6.625%-6.75%, 2/1/11-3/15/12 (a)            3,851,777
                                                         -----------
             Morgan Stanley Dean Witter & Co.,
   2,500       6.60%, 4/1/12 (a)                           2,835,017
                                                         -----------
                                                          12,708,107
                                                         -----------
             FINANCING -- 7.8%
             CIT Group, Inc.,
   2,800       7.75%, 4/2/12 (a)                           3,252,197
                                                         -----------
             Ford Motor Credit Co.,
     300       1.77%, 7/18/03, FRN (a)                       282,293
                                                         -----------
   5,600       7.25%-7.375%, 2/1/11-10/25/11 (a)           5,633,952
                                                         -----------
             General Electric Capital Corp.
     400       6.75%, 3/15/32 (a)                            464,464
                                                         -----------
             General Motors Acceptance Corp., Ser. A
   6,310       6.875%-8.00%, 2/1/12-11/1/31 (a)            6,530,088
                                                         -----------
             Household Finance Corp.,
   4,000       6.375%-7.00%, 5/15/12-11/27/12 (a)          4,462,857
                                                         -----------
             Pemex Project Funding Master Trust,
     800       8.00%, 11/15/11 (a)                           912,000
                                                         -----------
             PP&L Capital Funding, Inc.,
     100       7.75%, 4/15/05, Ser. C (a)                    109,843
                                                         -----------
             Principal Life Global, Inc.,
   1,800       5.25%, 1/15/13 (a) (e)                      1,843,133
                                                         -----------
                                                          23,490,827
                                                         -----------
             FOOD -- 1.3%
             Kroger Co.,
   2,400       5.50%-6.20%, 6/15/12-2/1/13 (a)             2,484,669
                                                         -----------


                              4.30.03 | Fixed Income SHares Semi-Annual Report 3

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)


 Principal
    Amount
     (000)                                                       Value
-----------------------------------------------------------------------
             CORPORATE BONDS & NOTES (CONTINUED)
             FOOD (CONCLUDED)
             Safeway, Inc.,
 $  1,300      5.80%, 8/15/12 (a)                           $ 1,372,879
                                                            -----------
                                                              3,857,548
                                                            -----------
             HEALTHCARE & HOSPITALS -- 2.3%
             Beverly Enterprises, Inc.,
      700      9.00%, 2/15/06 (a)                               626,500
                                                            -----------
             Columbia-HCA The Healthcare Corp.,
      570      7.25%, 5/20/08 (a)                               631,063
                                                            -----------
             HCA Inc.,
    2,500      6.25%-6.95%, 2/15/13-5/1/12 (a)                2,649,928
                                                            -----------
             HCA-The Healthcare Corp.,
      500      8.75%, 9/1/10 (a)                                585,556
                                                            -----------
             HEALTHSOUTH Corp.,
    1,000      3.25%, 4/1/49 (c) (d)                            275,000
                                                            -----------
    1,025      7.625%-8.375%, 10/1/11-6/1/12                    658,563
                                                            -----------
             Tenet Healthcare Corp.,
    1,700      6.50%, 6/1/12 (a)                              1,619,250
                                                            -----------
                                                              7,045,860
                                                            -----------
             HOTELS/GAMING -- 6.2%
             Harrah's Operating Co., Inc.,
    3,190      8.00%, 2/1/11(a)                               3,673,783
                                                            -----------
             Hilton Hotels Corp.,
    1,800      7.625%, 5/15/08-12/1/12 (a)                    1,924,257
                                                            -----------
             International Game Technology,
    1,901      7.875%, 5/15/04 (a)                            1,995,645
                                                            -----------
             Mandalay Resort Group,
    1,100      9.375%, 2/15/10 (a)                            1,199,000
                                                            -----------
             MGM Grand, Inc.,
    2,100      6.95%, 2/1/05 (a)                              2,189,250
                                                            -----------
             Mirage Resorts, Inc.,
    3,000      6.625%, 2/1/05 (a)                             3,112,500
                                                            -----------
             Park Place Entertainment Corp.,
      450      7.50%, 9/1/09 (a)                                480,375
                                                            -----------
             Starwood Hotels & Resorts Worldwide, Inc.,
    3,300      7.85%, 5/1/12 (a)                              3,469,125
                                                            -----------
             Station Casinos, Inc.,
      700      8.375%, 2/15/08 (a)                              754,250
                                                            -----------
                                                             18,798,185
                                                            -----------
             INSURANCE -- 0.4%
             Travelers Property Casualty Corp.
    1,200      5.00%, 3/15/13 (a) (e)                         1,224,386
                                                            -----------
             MEDICAL PRODUCTS -- 0.3%
             Fresenius Medical Capital Trust.,
      800      7.875%, 6/15/11 (a)                              840,000
                                                            -----------

4 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)


 Principal
    Amount
     (000)                                                       Value
-----------------------------------------------------------------------
             CORPORATE BONDS & NOTES (CONTINUED)
             MULTIMEDIA -- 4.8%
             AOL Time Warner, Inc.,
 $  4,980      6.875%-7.70%, 5/1/12-5/1/32 (a)              $ 5,552,105
                                                            -----------
             British Sky Broadcasting Group plc,
    1,530      8.20%, 7/15/09 (a)                             1,746,789
                                                            -----------
             Clear Channel Communications, Inc.,
      825      7.875%, 6/15/05 (a)                              911,627
                                                            -----------
             Comcast Cable Communications, Inc.,
    1,000      8.875%, 5/1/17 (a)                             1,269,803
                                                            -----------
             Continental Cablevision, Inc.,
    1,000      8.30%, 5/15/06 (a)                             1,131,674
                                                            -----------
             CSC Holdings, Inc.,
    1,950      7.625%-8.125%, 7/15/09-4/1/11, Ser. B (a)     2,064,375
                                                            -----------
             Mediacom Broadbrand, LLC
      300      11.00%, 7/15/13 (a)                              342,750
                                                            -----------
             Time Warner Inc.
      200      6.625%, 5/15/29 (a)                              198,207
                                                            -----------
             Turner Broadcasting System, Inc.,
      800      8.40%, 2/1/24 (a)                                888,739
                                                            -----------
             Viacom, Inc.,
      400      6.625%, 5/15/11 (a)                              461,540
                                                            -----------
                                                             14,567,609
                                                            -----------
             OIL & GAS -- 7.1%
             Amerada Hess Corp.,
    2,000      7.30%-7.875%, 10/1/29-8/15/31(a)               2,351,468
                                                            -----------
             Barrett Resources Corp.,
      500      7.55%, 2/1/07 (a)                                510,495
                                                            -----------
             CMS Panhandle Holding Co.,
      300      6.50%-7.00%, 7/15/09-7/15/29 (a)                 306,000
                                                            -----------
             Coastal Corp.,
      650      7.75%, 6/15/10 (a)                               575,250
                                                            -----------
             Devon Financing Corp.,
      200      6.875%, 9/30/11 (a)                              230,410
                                                            -----------
             Dynegy Holdings, Inc.,
    1,200      8.75%, 2/15/12 (a)                             1,146,000
                                                            -----------
             El Paso Corp.,
    1,000      7.875%, 6/15/12 (a) (e)                          890,000
                                                            -----------
             El Paso Natural Gas Co.,
    1,750      8.375%, 6/15/32 (a) (e)                        1,776,250
                                                            -----------
             Kern River Funding Corp.,
    2,700      4.893%, 4/30/18 (b) (e)                        2,720,952
                                                            -----------
             Kerr-McGee Corp.,
    1,500      7.875%, 9/15/31 (a)                            1,797,739
                                                            -----------
             Kinder Morgan, Inc.,
      500      6.50%, 9/1/12 (a)                                557,864
                                                            -----------

                              4.30.03 | Fixed Income SHares Semi-Annual Report 5

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)


 Principal
    Amount
     (000)                                                         Value
-------------------------------------------------------------------------
             CORPORATE BONDS & NOTES (CONTINUED)
             OIL & GAS (CONCLUDED)
             Occidental Petroleum Corp.,
 $  1,500      6.75%, 1/15/12 (a)                             $ 1,730,582
                                                              -----------
             Pemex Project Funding Master Trust,
      600      7.375%, 12/15/14 (a)                               652,500
                                                              -----------
             Pioneer Natural Resources Co.,
    1,500      7.50%, 4/15/12 (a)                               1,706,465
                                                              -----------
             Sonat, Inc.,
       25      7.625%, 7/15/11 (a)                                 21,875
                                                              -----------
             Southern Natural Gas Co.,
      600      7.35%-8.00%, 2/15/31-3/1/32 (a)                    607,000
                                                              -----------
             Transocean, Inc.,
      250      7.50%, 4/15/31 (a)                                 306,223
                                                              -----------
             Valero Logistics Operations LP.,
      700      6.05%, 3/15/13 (a) (e)                             735,068
                                                              -----------
             Vintage Petroleum, Inc.,
      800      8.25%, 5/1/12 (a)                                  858,000
                                                              -----------
             XTO Energy, Inc.,
    1,800      6.25%, 4/15/13 (a) (e)                           1,885,500
                                                              -----------
                                                               21,365,641
                                                              -----------
             PAPER & RELATED PRODUCTS -- 3.4%
             Abitibi-Consolidated, Inc.
    3,035      8.30%-8.55%, 8/1/05-8/1/10 (a)                   3,428,003
                                                              -----------
             Bowater Canada Finance Corp.,
    2,650      7.95%, 11/15/11 (a)                              2,787,328
                                                              -----------
             Georgia-Pacific Corp.,
    1,050      8.125%-9.125%, 5/15/11-3/1/23 (a)                  982,750
                                                              -----------
             International Paper Co.,
      700      6.75%, 9/1/11 (a)                                  794,484
                                                              -----------
             Weyerhaeuser Co.,
    2,000      6.75%, 3/15/12 (a)                               2,244,312
                                                              -----------
                                                               10,236,877
                                                              -----------
             REAL ESTATE -- 0.4%
             EOP Operating LP.,
    1,000      5.875%, 1/15/13 (a)                              1,058,893
                                                              -----------
             TELECOMMUNICATIONS -- 11.0%
             AT&T Broadband Corp.,
    2,000      8.375%, 3/15/13 (a)                              2,445,290
                                                              -----------
             AT&T Corp.,
    3,000      8.00%, 11/15/31 (a)                              3,351,684
                                                              -----------
             AT&T Wireless Services, Inc.,
    1,710      7.50%-8.125%, 5/1/07-5/1/12 (a)                  1,997,591
                                                              -----------
             British Telecom plc,
    1,000      8.125%, 12/15/10 (a)                             1,232,940
                                                              -----------

6 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)

 Principal
    Amount
     (000)                                                            Value
-----------------------------------------------------------------------------
             CORPORATE BONDS & NOTES (CONTINUED)
             TELECOMMUNICATIONS (CONCLUDED)
             Citizen Communications Co.,
 $  1,300      9.25%, 5/15/11 (a)                                 $ 1,646,042
                                                                  -----------
             Cox Communications, Inc.,
    2,100      6.69%-6.75%, 9/20/04-3/15/11 (a)                     2,384,249
                                                                  -----------
             Deutsche Telekom International Finance,
    1,700      9.25%, 6/1/32 (a)                                    2,307,634
                                                                  -----------
             France Telecom SA,
    3,500      7.75%-8.50%, 3/1/11-3/1/31 (a)                       4,561,705
                                                                  -----------
             Panamsat Corp.,
      800      8.50%, 2/1/12 (a)                                      870,000
                                                                  -----------
             Qwest Capital Funding, Inc.,
      740      7.25%, 2/15/11(a)                                      616,050
                                                                  -----------
             Qwest Corp.,
      500      8.875%, 3/15/12 (a) (e)                                550,000
                                                                  -----------
             Sprint Capital Corp.,
    6,410      6.875%-8.75%, 3/15/12-3/15/32 (a)                    6,492,675
                                                                  -----------
             Telus Corp.,
    1,000      8.00%, 6/1/11 (a)                                    1,135,000
                                                                  -----------
             US West Communications, Inc.,
    1,000      6.875%, 9/15/33 (a)                                    865,000
                                                                  -----------
             Verizon New England, Inc.,
    2,200      6.50%, 9/15/11 (a)                                   2,500,681
                                                                  -----------
             Vodafone Group plc,
      100      7.75%, 2/15/10 (a)                                     121,018
                                                                  -----------
             WorldCom, Inc.
      750      7.375%, 1/15/11 (c) (e) (d)                            213,750
                                                                  -----------
                                                                   33,291,309
                                                                  -----------
             TRANSPORTATION -- 0.3%
             Canadian National Railways Co.,
    1,000      4.40%, 3/15/13 (a)                                     985,951
                                                                  -----------
             UTILITIES -- 8.9%
             Appalachian Power Co.,
      100      5.95%, 5/15/33 (a)                                      99,789
                                                                  -----------
             Carolina Power & Light Co.,
    1,000      6.65%, 4/1/08, Ser. D (a)                            1,137,436
                                                                  -----------
             CenterPoint Energy Resources Co.,
    1,000      7.875, 4/1/13 (a) (e)                                1,152,500
                                                                  -----------
             Cleveland Electric Illuminating Co.,
      500      6.86%, 10/1/08 (a)                                     571,308
                                                                  -----------
    1,800      7.67%, 7/1/04, Ser.B (a)                             1,908,481
                                                                  -----------
             Columbus Southern Power Co.,
      400      5.50%, 3/1/13 (a) (e)                                  422,482
                                                                  -----------
             Dominion Resources, Inc.
    1,600      5.70%, 9/17/12 (a)                                   1,710,250
                                                                  -----------
      400      6.75%, 12/15/32, Ser. E (a)                            443,191
                                                                  -----------

                              4.30.03 | Fixed Income SHares Semi-Annual Report 7

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)


 Principal
    Amount
     (000)                                                              Value
------------------------------------------------------------------------------
             CORPORATE BONDS & NOTES (CONTINUED)
             UTILITIES (CONCLUDED)
             Entergy Mississippi, Inc.
 $  1,100      4.35%, 4/1/08 (a)                                  $  1,111,583
                                                                  ------------
             GG1B Funding Corp.
      291      7.43%, 1/15/11 (a)                                      307,579
                                                                  ------------
             Idaho Power Corp.,
      200      6.60%, 3/2/11 (a)                                       227,072
                                                                  ------------
             IPALCO Enterprises, Inc.
      700      7.625%-7.375%, 11/14/08-11/14/11 (a)                    761,250
                                                                  ------------
             Midwest Generation LLC, pass thru certificates,
      250      8.30%, 7/2/09, Ser. A (a)                               245,000
                                                                  ------------
      500      8.56%, 1/2/16, Ser. B (a)                               482,500
                                                                  ------------
             Niagara Mohawk Power Corp.,
      150      zero coupon until 7/1/03, Ser H, FRN (a)                155,653
                                                                  ------------
    1,650      5.375%-7.75%, 10/1/04-5/15/06 (a)                     1,738,330
                                                                  ------------
             Ohio Edison Co.,
    1,000      5.45%, 5/1/15 (a) (e)                                 1,024,245
                                                                  ------------
             Oncor Electric Delivery Co.,
      145      6.375%, 5/1/12 (a)                                      162,255
                                                                  ------------
    1,000      6.375%, 1/15/15 (a) (e)                               1,117,218
                                                                  ------------
             Pepco Holdings, Inc.,
    2,200      6.45%, 8/15/12 (e)                                    2,445,005
                                                                  ------------
             Pinnacle Partners LP,
    2,500      8.83%, 8/15/04 (a) (e)                                2,639,313
                                                                  ------------
             PNPP II Funding Corp.,
      528      8.51%, 11/30/06 (a)                                     564,839
                                                                  ------------
             Progress Energy, Inc.,
    2,950      6.05%-7.75%, 4/15/07-10/30/31 (a)                     3,338,428
                                                                  ------------
             PSEG Energy Holdings, Inc.,
      300      8.50%, 6/15/11 (a)                                      324,574
                                                                  ------------
             PSEG Power LLC
      900      6.95%, 6/1/12 (a)                                     1,028,964
                                                                  ------------
      500      7.75%, 4/15/11 (a)                                      593,984
                                                                  ------------
             Southern California Edison Co.,
    1,000      8.00%, 2/15/07 (a) (e)                                1,095,000
                                                                  ------------
             Waterford 3 Funding Corp.,
      107      8.09%, 1/2/17 (a)                                       114,878
                                                                  ------------
                                                                    26,923,107
                                                                  ------------
             WASTE DISPOSAL -- 0.8%
             Waste Management, Inc.,
    2,200      6.375%-7.375%, 8/1/10-11/15/12 (a)                    2,528,401
                                                                  ------------
             Total Corporate Bonds & Notes (cost--$193,503,374)    206,542,517
                                                                  ------------

8 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)

 Principal
    Amount
     (000)                                                                         Value
-----------------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY SECURITIES -- 24.5%
             FANNIE MAE -- 13.8%
 $ 4,100       zero coupon, 6/1/17 (a)                                        $ 1,965,798
                                                                              -----------
     734       4.00%-7.50%, 2/25/09-7/1/32 (a)                                    782,744
                                                                              -----------
     157       3.51%-6.99%, 5/1/03-5/25/03, FRN (a)                               161,172
                                                                              -----------
  37,650       5.50%-6.00%, 5/31/18-6/30/33 (f)                                38,702,594
                                                                              -----------
                                                                               41,612,308
                                                                              -----------
             FREDDIE MAC -- 0.6%
   1,517       5.625%, 7/15/28 (a)                                              1,546,611
                                                                              -----------
     180       4.00%-5.06%, 5/1/03, FRN (a)                                       184,426
                                                                              -----------
                                                                                1,731,037
                                                                              -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 10.1%
      87       5.375%, 5/1/03, FRN (a)                                             88,673
                                                                              -----------
  29,000       5.50%-6.00%, 5/31/33 (f)                                        29,995,000
                                                                              -----------
     557       7.50%, 1/15/31-8/15/31 (a)                                         595,113
                                                                              -----------
                                                                               30,678,786
                                                                              -----------
             Total U.S. Government Agency Securities (cost--$73,439,752)       74,022,131
                                                                              -----------
 SOVEREIGN DEBT OBLIGATIONS (A) -- 7.0%
             BRAZIL -- 0.6%
             Republic of Brazil,
   1,789       8.00%-11.50%, 3/12/08-4/15/14 (a)                                1,648,645
                                                                              -----------
             CHILE -- 0.8%
             Republic of Chile,
   2,030       7.125%, 1/11/12 (a)                                              2,310,343
                                                                              -----------
             CROATIA -- 0.5%
             Republic of Croatia, FRN
   1,556       2.19%, 7/31/03 (a)                                               1,550,866
                                                                              -----------
             MEXICO -- 2.2%
             United Mexican States,
   6,050       6.375%-8.30%, 1/16/13-8/15/31 (a)                                6,596,700
                                                                              -----------
             PANAMA -- 0.8%
             Republic of Panama,
     286       2.25%, 7/17/03 FRN (a)                                             241,256
                                                                              -----------
   2,000       8.25%-9.625%, 4/22/08-7/23/12 (a)                                2,254,500
                                                                              -----------
                                                                                2,495,756
                                                                              -----------
             PERU -- 1.9%
             Republic of Peru,
   5,300       9.125%, 2/21/12 (a)                                              5,830,000
                                                                              -----------
             SOUTH AFRICA -- 0.2%
             Republic of South Africa,
     465       9.125%, 5/19/09 (a)                                                568,463
                                                                              -----------
             Total Sovereign Debt Obligations (cost--$18,701,349)              21,000,773
                                                                              -----------

                              4.30.03 | Fixed Income SHares Semi-Annual Report 9

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)

 Principal
    Amount
     (000)                                                               Value
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 1.5%
             Bank of America Mortgage Securities,
 $   510       5.77%, 10/20/32 (a)                                   $  521,801
                                                                     ----------
             Bear Stearns Adjustable Rate Mortgage Trust,
      93       6.18%, 5/1/03, FRN (a)                                    93,365
                                                                     ----------
             CS First Boston Mortgage Securities Corp.,
      22       1.67%, 5/25/03, FRN (a)                                   22,517
                                                                     ----------
   1,914       2.36%, 5/25/03, FRN (b) (e) (g)                        1,913,806
                                                                     ----------
             First Nationwide Trust,
     102       8.50%, 9/25/31 (a)                                       105,849
                                                                     ----------
             Hilton Hotels Pool Trust,
  38,747       0.93%, 5/1/03, FRN, IO (a) (e)                         1,651,901
                                                                     ----------
             Residential Asset Securitization Trust,
     223       7.00%, 1/25/28 (a)                                       226,969
                                                                     ----------
             Washington Mutual Mortgage Corp.,
     130       6.43%, 5/1/03, FRN (a)                                   131,012
                                                                     ----------
             Total Mortgage-Backed Securities (cost--$4,397,281)      4,667,220
                                                                     ----------
 ASSET-BACKED SECURITIES -- 0.6%
             Keystone Owner Trust,
   1,726       8.35%, 12/25/24 (b) (e) (g)                            1,776,059
                                                                     ----------
      48       8.50%, 1/25/29 (b) (e)                                    41,589
                                                                     ----------
             Total Asset-Backed Securities (cost--$1,794,189)         1,817,648
                                                                     ----------
 U.S. TREASURY NOTES & BONDS (A) -- 0.5%
     115       3.375%, 1/15/07 (h)                                      125,786
                                                                     ----------
   1,000       8.125%, 8/15/19                                        1,402,969
                                                                     ----------
             Total U.S. Treasury Notes & Bonds (cost--$1,481,844)     1,528,755
                                                                     ----------
 RIGHTS (B) -- 0.0%
     250       United Mexican States, Ser. B, Expires 6/1/04              2,000
                                                                     ----------
     250       United Mexican States, Ser. C, Expires 6/1/05                687
                                                                     ----------
     250       United Mexican States, Ser. D, Expires 6/30/06               313
                                                                     ----------
     250       United Mexican States, Ser. E, Expires 6/1/07                188
                                                                     ----------
             Total Rights (cost--$0)                                      3,188
                                                                     ----------
 SHORT-TERM INVESTMENTS -- 18.5%
             COMMERCIAL PAPER -- 10.5%
             BANKING -- 1.6%
             ANZ (Delaware) Inc.,
   3,600       1.23%-1.25%, 5/6/03-7/30/03 (a)                        3,590,413
                                                                     ----------
             Svenska Handelsbanken AB
   1,200       1.23%, 6/24/03 (a)                                     1,197,786
                                                                     ----------
             FINANCING -- 8.9%
             Barclay US Funding Corp.,
     700       1.26%, 6/4/03 (a)                                        699,170
                                                                     ----------


10 Fixed Income SHares Semi-Annual Report  4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)

 Principal
    Amount
     (000)                                                              Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONTINUED)
             FINANCING (CONCLUDED)
             Danske Corp.,
 $ 4,900       1.21%-1.24%, 6/25/03-7/28/03 (a)                    $ 4,887,617
                                                                   -----------
             HBOS Treasury Services plc,
  13,900       1.22%-1.27%, 5/7/03-8/4/03 (a)                       13,886,860
                                                                   -----------
             KFW International Finance,
   3,400       1.26%, 5/7/03 (a)                                     3,395,081
                                                                   -----------
             UBS Finance, Inc.,
   4,200       1.24%, 5/21/03 (a)                                    4,197,107
                                                                   -----------
             Total Commercial Paper (cost--$31,854,216)             31,854,034
                                                                   -----------
             CORPORATE NOTES -- 4.8%
             DIVERSIFIED MANUFACTURING -- 0.4%
             Tyco International Group SA,
   1,250       6.25%, 6/15/03 (a)                                    1,253,125
                                                                   -----------
             FINANCIAL SERVICES -- 0.1%
             Bear Stearns Co., Inc., Ser. B,
     200       1.63%, 5/19/03, FRN (a)                                 200,392
                                                                   -----------
             FINANCING -- 0.3%
             Redwood Capital II Ltd.,
     500       4.29%, 7/1/03, FRN (e) (b)                              499,005
                                                                   -----------
             Steers Credit Backed Trust,
     500       6.97%, 5/27/03, (b) (e) (g)                             485,000
                                                                   -----------
             HOTELS/GAMING -- 1.2%
             Park Place Entertainment Corp.,
   3,475       7.95%, 8/1/03 (a)                                     3,535,812
                                                                   -----------
             MULTIMEDIA -- 1.3%
             Clear Channel Communications, Inc.,
   2,600       7.25%, 9/15/03 (a)                                    2,646,327
                                                                   -----------
             Continental Cablevision, Inc.,
     300       8.625%, 8/15/03 (a)                                     304,881
                                                                   -----------
             TCI Communications, Inc.
     500       6.375%, 5/1/03 (a)                                      500,000
                                                                   -----------
             Turner Broadcasting System, Inc.,
     300       7.40%, 2/1/04 (a)                                       308,052
                                                                   -----------
             OIL & GAS -- 0.8%
             Coastal Corp.,
   1,250       1.95%, 5/1/03, FRN (a)                                1,217,563
                                                                   -----------
             El Paso Natural Gas Co.,
   1,275       6.75%, 11/15/03 (a)                                   1,284,563
                                                                   -----------

                             4.30.03 | Fixed Income SHares Semi-Annual Report 11

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES C
April 30, 2003 (unaudited)


 Principal
    Amount
     (000)                                                                                       Value
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONCLUDED)
              TELECOMMUNICATIONS -- 0.5%
              Quest Corp.,
  $  1,500      7.625%, 6/9/03 (a)                                                          $  1,507,500
                                                                                            ------------
              WASTE DISPOSAL -- 0.2%
              Allied Waste NA,
       700      7.375%, 1/1/04, Ser. B (a)                                                       721,000
                                                                                            ------------
              Total Corporate Notes (cost--$14,271,669)                                       14,463,220
                                                                                            ------------
              U.S. GOVERNMENT AGENCY SECURITIES -- 2.3%
     4,700    Fannie Mae, 1.20%, 8/11/03 (a)                                                   4,683,597
                                                                                            ------------
     2,200    Freddie Mac, 1.23%, 5/8/03-5/29/03 (a)                                           2,198,613
                                                                                            ------------
              Total U.S. Government Agency Securities (cost--$6,882,699)                       6,882,210
                                                                                            ------------
              U.S. TREASURY BILLS -- 0.1%
       190    1.15%-1.16%, 5/15/03 (a) (cost--$189,915)                                          189,914
                                                                                            ------------
              REPURCHASE AGREEMENT -- 0.8%
              Agreement with State Street Bank & Trust Co., dated April 30, 2003,
                1.05% due 5/1/03, proceeds: $2,558,075; collateralized by Fannie Mae
     2,558      6.00% due 6/15/11, valued at $2,612,981; (cost--$2,558,000)                    2,558,000
                                                                                            ------------
              Total Short-Term Investments (cost--$55,756,499)                                55,947,378
                                                                                            ------------
              Total Investments before options written (cost--$349,074,288)+ -- 121.0%       365,529,610
                                                                                            ------------
     Contracts
CALL OPTIONS WRITTEN (B) (D) -- (0.0)%
              Swap Option 3 Month LIBOR Call,
(1,600,000)     Strike rate @ 5.13%, expires 11/10/03 (premiums received--$52,480)              (103,162)
                                                                                            ------------
 PUT OPTIONS WRITTEN (B) (D) -- (0.0)%
               Swap Option 3 Month LIBOR Put,
(1,600,000)      Strike rate @ 6.13%, expires 11/10/03                                            (2,598)
                                                                                            ------------
               Swap Option 3 Month LIBOR Put,
(3,000,000)      Strike rate @ 6.30%, expires 1/2/04                                              (3,867)
                                                                                            ------------
               Total Put Options Written (premiums received--$162,780)                            (6,465)
                                                                                            ------------
               Total Options Written (premiums received--$215,260)                              (109,627)
                                                                                            ------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (cost--$348,859,028)                  121.0%       365,419,983
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (21.0)       (63,496,371)
                                                                                -----       ------------
NET ASSETS                                                                      100.0%      $301,923,612
                                                                                -----       ------------

--------------------------------------------------------------------------------
+ The cost of securities for federal income tax purposes is $349,074,288. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $19,663,187; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,207,865; net unrealized appreciation for federal income tax purposes is $16,455,322.
--------------------------------------------------------------------------------


12 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
April 30, 2003 (unaudited)

   Principal
      Amount
       (000)                                                                           Value
---------------------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY SECURITIES -- 145.8%
               FANNIE MAE -- 104.7%
 $   2,081       1.79%-7.88%, 5/1/03-5/25/03, FRN (a)                            $  2,144,506
                                                                                 ------------
    10,078       3.88%-3.94%, 5/25/03, FRN                                         10,294,457
                                                                                 ------------
   259,500       5.00%-6.50%, 6/30/18-6/30/33 (f)                                 267,225,656
                                                                                 ------------
    22,634       6.25%-7.50%, 2/25/09-1/1/33 (a)                                   23,598,832
                                                                                 ------------
       875       6.50%, 7/1/29-8/1/32                                                 914,920
                                                                                 ------------
     1,141       6.50%, 7/18/27, PO (a)                                             1,223,231
                                                                                 ------------
                                                                                  305,401,602
                                                                                 ------------
               FREDDIE MAC -- 14.2%
     6,645       1.66%-6.04%, 5/1/03-3/1/04, FRN (a)                                6,837,198
                                                                                 ------------
    33,171       6.00%-7.50%, 7/1/08-8/15/30 (a)                                   34,670,694
                                                                                 ------------
                                                                                   41,507,892
                                                                                 ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 26.9%
    12,049       4.25%-5.75%, 5/1/03-2/1/04, FRN (a)                               12,307,388
                                                                                 ------------
    39,200       5.50%-6.50%, 5/31/33 (f)                                          40,953,357
                                                                                 ------------
    23,974       6.50%-7.50%, 5/15/29-11/15/32 (a)                                 25,210,302
                                                                                 ------------
                                                                                   78,471,047
                                                                                 ------------
               Total U.S. Government Agency Securities (cost--$422,487,059)       425,380,541
                                                                                 ------------
 MORTGAGE-RELATED SECURITIES -- 16.1%
               American Southwest Financial Securities Corp.,
     3,000       8.00%, 1/18/09 (a)                                                 3,494,850
                                                                                 ------------
               Bear Stearns Adjustable Rate Mortgage Trust.,
       549       6.72%, 5/1/03, FRN (a)                                               552,746
                                                                                 ------------
               Bear Stearns Alt-A Trust,
     1,146       5.70%, 3/25/32 (a)                                                 1,153,751
                                                                                 ------------
               Bear Stearns Mortgage Securities, Inc.,
       245       6.73%, 5/1/03, FRN (a)                                               257,160
                                                                                 ------------
               Carey Commercial Mortgage Trust,
     2,175       5.97%, 9/20/19 (b) (e)                                             2,279,894
                                                                                 ------------
               Citicorp Mortgage Securities, Inc.,
     3,851       1.72%, 5/25/03, FRN (a)                                            3,851,935
                                                                                 ------------
       803       5.75%, 6/25/09 (a)                                                   817,495
                                                                                 ------------
               Commercial Capital Access One, Inc.,
     1,052       6.30%, 11/25/28 (e)                                                1,132,951
                                                                                 ------------
               Countrywide Home Loans,
       532       6.50%-6.75%, 6/25/13-12/25/30 (a)                                    547,339
                                                                                 ------------
               CS First Boston Mortgage Securities Corp.,
       378       1.87%, 5/25/03, FRN (a)                                              379,164
                                                                                 ------------
     3,504       7.00%, 8/25/04, IO (b)                                               131,781
                                                                                 ------------
               First Nationwide Trust,
       361       8.00%, 10/25/30 (a)                                                  368,950
                                                                                 ------------

                             4.30.03 | Fixed Income SHares Semi-Annual Report 13

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
April 30, 2003 (unaudited)

   Principal
      Amount
       (000)                                                                    Value
--------------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES -- (CONCLUDED)
               GMAC Commercial Mortgage Securities, Inc.,
 $   1,000       2.36%, 9/9/15 (b) (e) (g)                                $    970,000
                                                                          ------------
               GMAC Mortgage Corp. Loan Trust,
     1,199       7.50%, 2/25/31 (a)                                          1,198,147
                                                                          ------------
               GS Mortgage Securities Corp. II,
     3,000       6.62%, 5/3/18 (a) (e)                                       3,345,455
                                                                          ------------
               Headlands Mortgage Securities Inc.,
     1,547       6.65%, 2/25/29 (a)                                          1,607,354
                                                                          ------------
               Hilton Hotel Pool Trust,
    38,747       0.89%, 5/1/03, FRN, IO (e)                                  1,651,901
                                                                          ------------
               Impac Secured Assets Owner Trust,
       900       7.37%, 4/25/32 (a)                                            932,469
                                                                          ------------
               Mellon Residential Funding Corp.,
     1,000       1.77%, 5/1/03, FRN (a)                                      1,021,869
                                                                          ------------
               Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
     1,146       1.71%, 5/15/03, FRN (a)                                     1,146,511
                                                                          ------------
               Mortgage Capital Funding, Inc.
     3,570       7.29%, 2/20/27 (a)                                          3,945,133
                                                                          ------------
               PNC Mortgage Securities Corp.,
        56       7.50%, 2/25/31 (a)                                             56,555
                                                                          ------------
               Residential Funding Mortgage Securities I,
     6,962       6.75%-7.50%, 5/25/11-6/25/28 (a)                            7,044,843
                                                                          ------------
               Structured Asset Securities Corp.,
       470       2.92%, 5/25/03 (a)                                            473,587
                                                                          ------------
               Washington Mutual Mortgage Securities Corp.,
       516       4.25%, 9/25/32 (a)                                            518,588
                                                                          ------------
     3,305       5.21%, 5/1/03, FRN (a)                                      3,411,140
                                                                          ------------
               Wells Fargo Mortgage Backed Securities Trust,
     2,226       4.94%-6.07%, 5/1/03, FRN (a)                                2,246,152
                                                                          ------------
               Vendee Mortgage Trust,
     2,416       6.50%, 9/15/24(a)                                           2,579,367
                                                                          ------------
               Total Mortgage-Related Securities (cost--$46,011,744)        47,117,087
                                                                          ------------
 ASSET-BACKED SECURITIES -- 9.5%
               Asset Backed Funding Certificates,
    16,786       4.75%, IO, 10/25/04 (b)                                       962,006
                                                                          ------------
               Asset Backed Securities Corp., Home Equity,
     5,271       1.73%-2.01%, 5/15/03, FRN (a)                               5,278,148
                                                                          ------------
               Bayview Financial Acquistion Trust,
       668       1.70%, 5/25/03, FRN (a) (e)                                   667,619
                                                                          ------------
               Conseco Finance Home Equity Loan,
     2,000       2.81%, 5/15/03, FRN (a) (g)                                 2,073,800
                                                                          ------------
     2,000       6.16%, 4/15/32 (a)                                          2,011,238
                                                                          ------------
               Conseco Finance Home Loan Trust,
     1,000       8.88%, 6/15/24 (a)                                          1,040,667
                                                                          ------------

14 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
April 30, 2003 (unaudited)

   Principal
      Amount
       (000)                                                                                  Value
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- (CONCLUDED)
               Conseco Finance Securitizations Corp.,
 $     775       3.22%, 9/1/33 (a)                                                      $    776,890
                                                                                        ------------
               EMC Mortgage Loan Trust,
       316       1.69%, 5/25/03, FRN (e) (b)                                                 316,390
                                                                                        ------------
               First Investor Auto Owner Trust,
       549       3.46%, 12/15/08 (a) (e) (g)                                                 526,465
                                                                                        ------------
               Green Tree Financial Corp.,
       737       7.55%, 1/15/29 (a)                                                          723,081
                                                                                        ------------
               Merrill Lynch Mortgage Investor, Inc.,
     7,339       1.68%-2.32%, 5/25/03, FRN (a)                                             7,370,460
                                                                                        ------------
               Regions Auto Receivables Trust,
     2,000       1.94%, 5/16/05 (a)                                                        2,005,626
                                                                                        ------------
               Residential Asset Mortgage Products, Inc.,
       750       6.58%, 1/25/32 (a)                                                          777,902
                                                                                        ------------
               Residential Funding Mortgage Securities I,
        58       7.18%, 12/25/22 (a)                                                          59,869
                                                                                        ------------
               Salomon Brothers Mortgage Securities VII,
     2,646       1.73%-2.28%, 11/15/03-11/25/03, FRN (a)                                   2,656,850
                                                                                        ------------
               Sequoia Mortgage Trust,
       178       2.43%, 11/25/03, FRN (a)                                                    178,001
                                                                                        ------------
               UCFC Home Equity Loan,
       188       1.55%, 11/15/03, FRN (a)                                                    188,059
                                                                                        ------------
               Total Asset-Backed Securities (cost--$27,417,430)                          27,613,071
                                                                                        ------------
 SHORT-TERM INVESTMENTS -- 35.7%
               ASSET-BACKED SECURITIES -- 0.1%
               NPF XII, Inc.,
     2,000       2.76%, 11/1/03 (b) (c) (d) (e) (g)                                           20,000
                                                                                        ------------
               Residential Funding Mortgage Securities I,
     9,000       10.00%, 9/25/03, IO (b)                                                     286,884
                                                                                        ------------
               Total Asset-Backed Securities (cost--$2,281,204).                             306,884
                                                                                        ------------
               COMMERCIAL PAPER -- 1.5%
               COMGLOMERATES -- 0.9%
               General Electric Capital Corp.,
     2,500       1.25%-1.26%, 6/12/03-6/25/03 (a)                                          2,496,281
                                                                                        ------------
               DRUGS & MEDICAL PRODUCTS -- 0.6%
               Merck & Co., Inc.
     1,700       1.20%, 5/23/03 (a)                                                        1,698,753
                                                                                        ------------
               Total Commercial Paper (cost--$4,195,034)                                   4,195,034
                                                                                        ------------
               REPURCHASE AGREEMENT -- 0.4%
     1,141     Agreement with State Street Bank & Trust Co., dated April 30, 2003,
                 1.05% due 5/1/03, proceeds: $1,141,033; collateralized by Fannie Mae
                 6.00% due 5/15/08, valued at $1,165,800; (cost--$1,141,000)               1,141,000
                                                                                        ------------

                             4.30.03 | Fixed Income SHares Semi-Annual Report 15

FIXED INCOME SHARES SCHEDULE OF INVESTMENTS -- SERIES M
April 30, 2003 (unaudited)


  Principal
     Amount
      (000)                                                                                              Value
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONCLUDED)
              U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 33.7%
     37,000   Fannie Mae 1.16%-1.33%, 5/1/03-8/11/03 (a)                                             36,936,435
                                                                                                    -----------
     61,600   Freddie Mac 1.15%-1.31%, 5/14/03-9/3/03 (a)                                            61,455,653
                                                                                                    -----------
              Total U.S. Government Agency Discount Notes (cost--$98,398,785)                        98,392,088
                                                                                                    -----------
                                                                                                    104,035,006
              Total Short-Term Investments (cost--$106,016,023)                                     -----------
  Contracts
PUT OPTIONS PURCHASED (D) -- 0.0%
              Federal National Mortgage Association, Over-the-Counter, 6.50%, 1/32,
 50,000,000     Strike price @ $90.75, expires 9/8/03 (e) (premiums paid--$5,860)                         5,500
                                                                                                    -----------
              Total Investments before put options written (cost--$601,938,116)+ -- 207.1%          604,151,205
                                                                                                    -----------
PUT OPTIONS WRITTEN (D) (B) -- (0.0)%
              Swap Option 3 Month LIBOR,                                                                 (3,867)
 (3,000,000)    Strike rate @ 6.30% expires 1/2/04 (premium received--$109,500)                     -----------


TOTAL INVESTMENTS, NET OF PUT OPTIONS WRITTEN (cost --$601,828,616)                    207.1%       604,147,338

LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (107.1)      (312,372,261)
                                                                                      ------       ------------
NET ASSETS                                                                             100.0%      $291,775,077
                                                                                      ------       ------------

----------------
+ The cost of securities for federal income tax purposes is $601,938,116. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,769,619; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,556,530; net unrealized appreciation for federal income tax purposes is $2,213,089.
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS:

(a) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(b)        Security deemed illiquid.
(c) Security in default -- $503,731 or 0.17% and $20,000 or 0.01% of net assets, for Series C and Series M, respectively.
(d)        Non-income producing.
(e) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
           At April 30, 2003, these securities amounted to $31,399,862 or
           10.39% of net assets and $10,910,675 or 3.74% of net assets for Series C and Series M, respectively.
(f) When-issued or delayed-delivery security. To be delivered/settled after April 30, 2003.
(g)        Fair-valued security.
(h)        Inflationary Bonds -- Principal amount is adjusted for inflation.
--------------------------------------------------------------------------------
GLOSSARY:
--------

FRN        --  Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2003.
IO         --  Interest Only
LIBOR      --  London Interbank Offered Rate
PO         --  Principal Only
VRN        --  Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2003.


16 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

                                                                                 SERIES C            SERIES M
ASSETS:
Investments, at value (cost--$349,074,288 and $601,938,116,
  respectively)                                                             $ 365,529,610       $ 604,151,205
-----------------------------------------------------------------------     ---------------------------------
Foreign currency (Series C with a cost of $389,357)                               400,770                  --
-----------------------------------------------------------------------     ---------------------------------
Receivable for investments sold                                                30,056,317         182,464,209
-----------------------------------------------------------------------     ---------------------------------
Receivable for shares of beneficial interest sold                               5,404,700           5,415,253
-----------------------------------------------------------------------     ---------------------------------
Interest receivable                                                             4,371,804           1,144,894
-----------------------------------------------------------------------     ---------------------------------
Unrealized appreciation on swaps                                                  436,165                  --
-----------------------------------------------------------------------     ---------------------------------
Swap premiums paid                                                                 36,111                  --
-----------------------------------------------------------------------     ---------------------------------
  Total Assets                                                                406,235,477         793,175,561
-----------------------------------------------------------------------     ---------------------------------
LIABILITIES:
Due to custodian                                                                3,572,082           5,154,760
-----------------------------------------------------------------------     ---------------------------------
Payable for investments purchased                                              98,262,747         494,782,655
-----------------------------------------------------------------------     ---------------------------------
Dividends payable                                                               1,449,946             992,573
-----------------------------------------------------------------------     ---------------------------------
Payable for shares of beneficial interest redeemed                                633,172             466,629
-----------------------------------------------------------------------     ---------------------------------
Unrealized depreciation on swaps                                                  181,074                  --
-----------------------------------------------------------------------     ---------------------------------
Options written, at value (premiums received--$215,260 and $109,500,
  respectively)                                                                   109,627               3,867
-----------------------------------------------------------------------     ---------------------------------
Variation margin payable                                                           35,006                  --
-----------------------------------------------------------------------     ---------------------------------
Swap premiums received                                                             34,463                  --
-----------------------------------------------------------------------     ---------------------------------
Unrealized depreciation on forward foreign currency contracts                      33,748                  --
-----------------------------------------------------------------------     ---------------------------------
  Total Liabilities                                                           104,311,865         501,400,484
-----------------------------------------------------------------------     ---------------------------------
NET ASSETS                                                                   $301,923,612        $291,775,077
-----------------------------------------------------------------------     ---------------------------------
NET ASSETS CONSIST OF:
Beneficial interest shares of $0.001 par value (unlimited number
  authorized)                                                                      25,875              25,167
-----------------------------------------------------------------------     ---------------------------------
Paid-in-capital in excess of par                                              280,294,698         282,323,360
-----------------------------------------------------------------------     ---------------------------------
Undistributed net investment income                                               278,962                  --
-----------------------------------------------------------------------     ---------------------------------
Accumulated net realized gain                                                   4,582,043           7,107,828
-----------------------------------------------------------------------     ---------------------------------
Net unrealized appreciation of investments, futures contracts, options written, swaps and other assets and liabilities denominated in
  foreign currency                                                             16,742,034           2,318,722
-----------------------------------------------------------------------     ---------------------------------
NET ASSETS                                                                  $ 301,923,612       $ 291,775,077
-----------------------------------------------------------------------     ---------------------------------
Shares Outstanding                                                             25,875,424          25,167,324
-----------------------------------------------------------------------     ---------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $11.67              $11.59
-----------------------------------------------------------------------     ---------------------------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                             4.30.03 | Fixed Income SHares Semi-Annual Report 17

FIXED INCOME SHARES STATEMENTS OF OPERATIONS
For the six months ended April 30, 2003 (unaudited)

                                                                           SERIES C          SERIES M
INVESTMENT INCOME:
Interest                                                                $ 8,322,685       $ 5,403,280
-------------------------------------------------------------------     -----------------------------
Expenses                                                                         --                --
-------------------------------------------------------------------     -----------------------------
Net Investment Income                                                     8,322,685         5,403,280
-------------------------------------------------------------------     -----------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                               4,699,796         7,110,929
-------------------------------------------------------------------     -----------------------------
Futures contracts                                                          (329,562)               --
-------------------------------------------------------------------     -----------------------------
Options written                                                             156,438           (18,868)
-------------------------------------------------------------------     -----------------------------
Swaps                                                                       (65,150)               --
-------------------------------------------------------------------     -----------------------------
Foreign currency transactions                                                99,031                --
-------------------------------------------------------------------     -----------------------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
transactions                                                             22,003,149           543,421
-------------------------------------------------------------------     -----------------------------
Net realized and unrealized gain                                         26,563,702         7,635,482
-------------------------------------------------------------------     -----------------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
OPERATIONS                                                              $34,886,387       $13,038,762
-------------------------------------------------------------------     -----------------------------


18 Fixed Income SHares Semi-Annual Report | 4.30.03
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SERIES C
                                                                             Six months         Year ended
                                                                                  ended        October 31,
                                                                         April 30, 2003               2002
                                                                            (unaudited)
INVESTMENT OPERATIONS:
Net investment income                                                     $   8,322,685      $   8,138,016
----------------------------------------------------------------------    --------------------------------
Net realized gain on investments, futures contracts, options written,
  swaps and foreign currency transactions                                     4,560,553          1,204,333
----------------------------------------------------------------------    --------------------------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
  transactions                                                               22,003,149         (7,005,468)
----------------------------------------------------------------------    --------------------------------
Net increase in net assets resulting from investment operations              34,886,387          2,336,881
----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                        (8,322,685)        (8,155,965)
----------------------------------------------------------------------    --------------------------------
Net realized gains                                                             (988,226)        (1,276,599)
----------------------------------------------------------------------    --------------------------------
Total dividends and distributions to shareholders                            (9,310,911)        (9,432,564)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                         99,402,906        180,138,755
----------------------------------------------------------------------    --------------------------------
Cost of shares redeemed                                                     (28,935,613)       (18,702,832)
----------------------------------------------------------------------    --------------------------------
Net increase in net assets from capital share transactions                   70,467,293        161,435,923
----------------------------------------------------------------------    --------------------------------
TOTAL INCREASE IN NET ASSETS                                                 96,042,769        154,340,240
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                         205,880,843         51,540,603
----------------------------------------------------------------------    --------------------------------
End of period (including undistributed net investment income of
  $278,962 at the end of each period)                                     $ 301,923,612      $ 205,880,843
----------------------------------------------------------------------    --------------------------------
SHARES ISSUED AND REDEEMED:
Issued                                                                        8,888,012         16,798,178
----------------------------------------------------------------------    --------------------------------
Redeemed                                                                     (2,601,986)        (1,750,993)
----------------------------------------------------------------------    --------------------------------
NET INCREASE                                                                  6,286,026         15,047,185
----------------------------------------------------------------------    --------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                             4.30.03 | Fixed Income SHares Semi-Annual Report 19

FIXED INCOME SHARES STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SERIES M
                                                                         Six months         Year ended
                                                                              ended        October 31,
                                                                     April 30, 2003               2002
                                                                        (unaudited)
INVESTMENT OPERATIONS:
Net investment income                                                 $   5,403,280      $   5,650,490
------------------------------------------------------------------    --------------------------------
Net realized gain on investments and options written                      7,092,061          9,622,879
------------------------------------------------------------------    --------------------------------
Net change in unrealized appreciation/depreciation of investments
  and options written                                                       543,421            587,121
------------------------------------------------------------------    --------------------------------
Net increase in net assets resulting from investment operations          13,038,762         15,860,490
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (5,403,280)        (5,650,490)
------------------------------------------------------------------    --------------------------------
Net realized gains                                                       (9,607,094)        (2,266,109)
------------------------------------------------------------------    --------------------------------
Total dividends and distributions to shareholders                       (15,010,374)        (7,916,599)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                    103,172,381        179,970,399
------------------------------------------------------------------    --------------------------------
Cost of shares redeemed                                                 (25,228,916)       (23,685,457)
------------------------------------------------------------------    --------------------------------
Net increase in net assets from capital share transactions               77,943,465        156,284,942
------------------------------------------------------------------    --------------------------------
Total increase in net assets                                             75,971,853        164,228,833
------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                     215,803,224         51,574,391
------------------------------------------------------------------    --------------------------------
End of period                                                         $ 291,775,077      $ 215,803,224
------------------------------------------------------------------    --------------------------------
SHARES ISSUED AND REDEEMED:
Issued                                                                    8,987,317         15,986,615
------------------------------------------------------------------    --------------------------------
Redeemed                                                                 (2,190,236)        (2,088,295)
------------------------------------------------------------------    --------------------------------
NET INCREASE                                                              6,797,081         13,898,320
------------------------------------------------------------------    --------------------------------


20 Fixed Income SHares Semi-Annual Report | 4.30.03
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FIXED INCOME SHARES FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                   Six months                                For the Period
                                                        ended    Year ended    Year ended   March 17, 2000*
                                               April 30, 2003   October 31,   October 31,           through
SERIES C:                                         (unaudited)          2002          2001  October 31, 2000
------------------------------------------- ----------------- ------------- ------------- -----------------
Net asset value, beginning of period                $10.51         $11.35         $10.12          $10.00
------------------------------------------- ----------------- ------------- ------------- -----------------
INVESTMENT OPERATIONS:
Net investment income                                 0.38           0.73           0.75            0.45
------------------------------------------- ----------------- ------------- ------------- -----------------
Net realized and unrealized gain (loss) on
investments, futures contracts, options
written, swaps and foreign currency
transactions                                          1.21          (0.62)          1.31            0.12
------------------------------------------- ----------------- ------------- ------------- -----------------
Total from investment operations                      1.59           0.11           2.06            0.57
------------------------------------------- ----------------- ------------- ------------- -----------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                (0.38)         (0.72)         (0.75)          (0.45)
------------------------------------------- ----------------- ------------- ------------- -----------------
Net realized gains                                   (0.05)         (0.23)         (0.08)             --
------------------------------------------- ----------------- ------------- ------------- -----------------
Total dividends and distributions to
shareholders                                         (0.43)         (0.95)         (0.83)          (0.45)
------------------------------------------- ----------------- ------------- ------------- -----------------
Net asset value, end of period                      $11.67         $10.51         $11.35          $10.12
------------------------------------------- ----------------- ------------- ------------- -----------------
TOTAL INVESTMENT RETURN (1)                          15.35%          1.06%         21.09%           5.79%
------------------------------------------- ----------------- ------------- ------------- -----------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                 $301,924        $205,881       $51,541         $10,396
------------------------------------------- ----------------- ------------- ------------- -----------------
Ratio of expenses to average net assets               0.00%(2)       0.00%          0.00%           0.00%(2)
------------------------------------------- ----------------- ------------- ------------- -----------------
Ratio of net investment income to average
net assets                                            6.83%(2)       6.78%          6.53%           7.04%(2)
------------------------------------------- ----------------- ------------- ------------- -----------------
Portfolio Turnover                                     186%           332%           605%            547%
------------------------------------------- ----------------- ------------- ------------- -----------------
SERIES M
--------
NET ASSET VALUE, BEGINNING OF PERIOD                $11.75         $11.53         $10.45          $10.00
------------------------------------------- ----------------- ------------- ------------- -----------------
INVESTMENT OPERATIONS:
Net investment income                                 0.26          0.52            0.69             0.45
------------------------------------------- ----------------- ------------- ------------- -----------------
Net realized and unrealized gain on
investments, futures contracts and option
written                                               0.34           0.62           1.26             0.45
------------------------------------------- ----------------- ------------- ------------- -----------------
Total income from investment operations               0.60           1.14           1.95             0.90
------------------------------------------- ----------------- ------------- ------------- -----------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                (0.26)         (0.52)         (0.69)          (0.45)
------------------------------------------- ----------------- ------------- ------------- -----------------
Net realized gains                                   (0.50)         (0.40)         (0.18)             --
------------------------------------------- ----------------- ------------- ------------- -----------------
Total dividends and distributions to
shareholders                                         (0.76)         (0.92)         (0.87)          (0.45)
------------------------------------------- ----------------- ------------- ------------- -----------------
Net asset value, end of period                      $11.59         $11.75         $11.53          $10.45
------------------------------------------- ----------------- ------------- ------------- -----------------
TOTAL INVESTMENT RETURN (1)                           5.36%         10.65%         19.49%           9.16%
------------------------------------------- ----------------- ------------- ------------- -----------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                 $291,775       $215,803        $51,574         $10,597
------------------------------------------- ----------------- ------------- ------------- -----------------
Ratio of expenses to average net assets               0.00%(2)       0.00%          0.00%           0.00%(2)
------------------------------------------- ----------------- ------------- ------------- -----------------
Ratio of net investment income to average
net assets                                            4.52%(2)       4.54%          5.65%           7.00%(2)
------------------------------------------- ----------------- ------------- ------------- -----------------

Portfolio Turnover                                     350%           722%           870%            930%
------------------------------------------- ----------------- ------------- ------------- -----------------

 *    Commencement of operations.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)   Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                             4.30.03 | Fixed Income SHares Semi-Annual Report 21

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
April 30, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares (the "Trust"), was organized as a Massachusetts business trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Dresdner Asset Management of America L.P., ("ADAM") of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. PIMCO Advisors Fund Management LLC (the "Investment Manager"), formerly PIMCO Funds Advisors, serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the
Portfolios:

(A) VALUATION OF INVESTMENTS

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Paydown gains and losses on mortgage-and-asset- backed securities are recorded as adjustments to interest income.

(C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no


22 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
April 30, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(E) FOREIGN CURRENCY TRANSLATION -- SERIES C

The accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.


                             4.30.03 | Fixed Income SHares Semi-Annual Report 23

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
April 30, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(F) FUTURES CONTRACTS (CONCLUDED)

Futures contracts outstanding at April 30, 2003 were as follows:

Series C:

                                                                                   Unrealized
                                                        # of     Expiration      Appreciation
Type                                               Contracts           Date    (Depreciation)
----                                             --------------------------------------------
Long: Financial Future Euro-Bund 10 Year EUX         60           6/30/03        $ (63,130)
Short: U.S. Treasury 5 Year Note                    (45)          6/19/03           (5,625)
   U.S. Treasury 10 Year Note                       (62)          6/19/03           12,594
   U.S. Treasury 20 Year Bond                        (7)          6/19/03            4,484
                                                                                 ---------
                                                                                 $ (51,677)
                                                                                 ---------

Series M: There were no futures contracts outstanding at April 30, 2003.

(G) OPTION TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

Transactions in options written for the six months ended April 30, 2003 were:


Series C:
                                                          Contracts       Premiums
                                                          ---------       --------
Options outstanding at October 31, 2002                   6,200,422      $  519,365
Options written                                                  --              --
Options expired                                                (360)       (157,088)
Options terminated in closing purchase transactions             (62)       (147,017)
                                                          ---------      ----------
Options outstanding at April 30, 2003                     6,200,000      $  215,260
                                                          ---------      ----------

24 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
April 30, 2003


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(G) OPTION TRANSACTIONS (CONCLUDED)

Series M:
                                             Contracts      Premiums
                                             ---------      --------
Options outstanding at October 31, 2002      3,000,000     $ 109,500
Options written                                     --            --
                                             ---------     ---------
Options outstanding at April 30, 2003        3,000,000     $ 109,500
                                             ---------     ---------

(H) FORWARD FOREIGN CURRENCY CONTRACTS -- SERIES C

Series C enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable foreign exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Transactions in forward foreign currency contracts outstanding at April 30, 2003 were:

                               U.S.$ Value on        U.S.$ Value      Unrealized
Sold:                        Origination Date     April 30, 2003    Depreciation
--------------------------------------------------------------------------------
Euro, settling 5/15/03          $863,040            $896,788          $33,748
                                                                      -------

(I) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.

(J) WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


                             4.30.03 | Fixed Income SHares Semi-Annual Report 25

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
April 30, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
(L) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(M) SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. Swaps are marked to market daily based upon quotations from market makers and vendors and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Series C: Interest rate swap agreements outstanding at April 30, 2003 were:

                                                                     Rate Type
                                                        -----------------------------------
                             Notional                           Payment             Payment        Unrealized
                               Amount     Termination           made by         received by      Appreciation
Swap Counterparty               (000)            Date     the Portfolio       the Portfolio    (Depreciation)
-------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.     US$   1,000         6/18/13               5.00%       6 Month LIBOR     $  (49,746)
Goldman Sachs & Co.     EURO 13,500         3/15/16       6 Month LIBOR               6.50%        436,165
Goldman Sachs & Co      GBP   8,000         3/15/16               5.50%       6 Month LIBOR       (131,328)
                                                                                                ----------
                                                                                                $  255,091
                                                                                                ==========

----------------
EURO   --  Eurodollars
GBP    --  Great British Pounds
LIBOR  --  London Interbank Offered Rate


Series M: There were no interest rate swap agreements outstanding at April 30, 2003.

(N) STRIPPED MORTGAGE-BACKED SECURITIES (SMBS)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.


26 Fixed Income SHares Semi-Annual Report | 4.30.03

FIXED INCOME SHARES NOTES TO FINANCIAL STATEMENTS
April 30, 2003


(2) INVESTMENT ADVISER/SUB-ADVISER/ADMINISTRATOR & DISTRIBUTOR

(A) INVESTMENT ADVISER/SUB-ADVISER

The Investment Manager serves as the Investment Manager to the Portfolios pursuant to an Investment Management Agreement between the Investment Manager and the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolios or PIMCO. Typically, participants in these programs pay a "wrap fee" to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(B) ADMINISTRATOR

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The Administrator's responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(C) DISTRIBUTOR

PIMCO Advisors Distributors LLC, ("the Distributor"), an affiliate of the Investment Manager, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the Distributor.

(3) INVESTMENTS IN SECURITIES

Purchases and sales of securities (excluding short-term investments) for the period ended April 30, 2003, were:

                     U.S. Government Agency                      All Other
               ----------------------------------      -----------------------------
                    Purchases               Sales         Purchases            Sales
               --------------      --------------      ------------      -----------
Series C:      $  436,180,758      $  442,954,353      $139,742,329      $86,093,349
Series M:      $1,685,311,708      $1,562,768,994      $ 18,102,272      $10,819,961


                             4.30.03 | Fixed Income SHares Semi-Annual Report 27

FIXED INCOME SHARES PRIVACY POLICY

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.


28 Fixed Income SHares Semi-Annual Report | 4.30.03

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway, Chairman
Paul Belica, Trustee
Robert E. Connor, Trustee
Brian S. Shlissel, President & Chief Executive Officer
Newton B. Schott, Jr., Secretary
Lawrence G. Altadonna, Treasurer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

ADMINISTRATOR
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
PIMCO Advisors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN & ACCOUNTING AGENT
State Street Corp.
801 Pennsylvania Avenue
Kansas City, MO 64105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
National Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by independent accountants, who did not express an opinion hereon.

[PIMCO ADVISORS LOGO]











                                                                         #527427

ITEM 2. CODE OF ETHICS Disclosure requirement not currently effective

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Disclosure requirement not currently effective

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure requirement not currently effective

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)      Disclosure requirement not currently effective.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).